Interim Condensed Consolidated Statements Of Comprehensive Income (Parenthetical)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Class A Ordinary Shares
Number of American depositary shares (ADSs) representing one Class A ordinary share	10	10